Disclosure of detailed information about finance expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Interest charges on Red Kite loan	$ 16,826	$ 13,451
Accretion charges for asset retirement obligation	650	398
Total	$ 17,476	$ 13,849